Investments in Equity Accounted Investees - Summary of Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	13.00%	13.00%
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	15.00%	15.00%
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	14.00%	15.00%
Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	10.00%	10.00%
Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	11.00%	11.00%
Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	10.00%	10.00%
Reversal of impairment loss recognised in profit or loss	₩ 613
Nanosys Inc [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership		4.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Arctic Sentinel, Inc. (Fuhu, Inc.) [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Cynora GmbH [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%
Entity that has significant influence over the controlling company [member] | Top of range [member] | Material Science Co Ltd [member]
Disclosure of associates and joint ventures [Line Items]
Percentage of ownership	20.00%